UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09205

Advantage Advisers Xanthus Fund, L.L.C.

(Exact name of registrant as specified in charter)

85 Broad Street

New York, NY 10004

(Address of principal executive offices) (Zip code)

Kenneth S. Gerstein, Esq.

Schulte Roth & Zabel LLP

919 3rd Avenue, 24th Floor

New York, NY 10122

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-667-4225

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			March 31, 2014 Fair Value

	Investments in Securities – 123.38%
	Common Stock – 123.38%
	United States – 93.75%
	Apparel Manufacturers – 1.41%
289,249	Carter’s, Inc.	(a)	$22,460,185

	Applications Software – 1.11%
293,039	ServiceNow, Inc.*		17,558,897

	Auction House / Art Dealer – 0.51%
186,280	Sotheby’s		8,112,494

	Cable / Satellite Television – 2.84%
901,070	Comcast Corp., Class A		45,071,521

	Casino Hotels – 0.97%
189,810	Las Vegas Sands Corp.		15,332,852

	Commercial Services - Finance – 4.80%
279,890	Alliance Data Systems Corp.*	(a)	76,256,030

	Computer Aided Design – 1.02%
383,608	Aspen Technology, Inc.*		16,249,635

	Computer Data Security – 0.47%
295,609	Qualys, Inc.*		7,517,337

	Computers – 1.50%
44,360	Apple, Inc.	(a)	23,809,786

	Consulting Services – 1.61%
427,985	Verisk Analytics, Inc., Class A*	(a)	25,661,981

	Consumer Products - Miscellaneous – 0.32%
226,472	Tumi Holdings, Inc.*		5,125,061

	E-Commerce / Products – 3.13%
147,871	Amazon.com, Inc.*	(a)	49,761,549

	E-Commerce / Services – 5.00%
96,830	Coupons.com Inc.*		2,386,859
1,182,260	Groupon, Inc.*		9,268,918
749,362	TripAdvisor, Inc.*		67,884,704
			79,540,481

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors – 3.53%
359,061	OmniVision Technologies, Inc.*	(a)	$6,355,380
916,850	Xilinx, Inc.	(a)	49,757,449
			56,112,829

	Electronic Design Automation – 1.69%
134,310	Cadence Design Systems, Inc.*		2,087,177
644,482	Synopsys, Inc.*		24,754,554
			26,841,731

	Enterprise Software / Services – 1.55%
317,040	Guidewire Software, Inc.*		15,550,812
240,238	Informatica Corp.*	(a)	9,076,192
			24,627,004

	Finance - Credit Card – 6.07%
390,650	American Express Co.		35,170,219
515,270	Mastercard, Inc., Class A	(a)	38,490,669
105,500	Visa, Inc., Class A		22,773,230
			96,434,118

	Finance - Other Services – 3.69%
296,310	IntercontinentalExchange Group, Inc.		58,619,007

	Food - Retail – 0.79%
247,680	Whole Foods Market, Inc.		12,559,853

	Internet Content - Entertainment – 3.53%
221,450	Facebook, Inc., Class A*		13,340,148
1,412,890	Pandora Media, Inc.*		42,838,825
			56,178,973

	Internet Content - Information / Network – 1.05%
90,232	Linkedin Corp., Class A*	(a)	16,687,506

	Investment Management / Advisory Services – 0.81%
64,220	Affiliated Managers Group, Inc.*		12,847,211

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Medical - Biomedical / Genetics – 8.06%
276,910	Alexion Pharmaceuticals, Inc.*	(a)	$42,126,318
464,850	BioMarin Pharmaceutical, Inc.*		31,707,418
169,930	Celgene Corp.*	(a)	23,722,228
432,310	Gilead Sciences, Inc.*	(a)	30,633,487
			128,189,451

	Medical - Drugs – 0.57%
375,420	ACADIA Pharmaceuticals, Inc.*		9,133,969

	Medical - Outpatient / Home Medical – 2.90%
1,400,283	Premier, Inc., Class A*		46,139,325

	Medical - Wholesale Drug Distribution – 2.82%
682,740	AmerisourceBergen Corp.	(a)	44,780,917

	Multimedia – 2.28%
1,164,160	Twenty-First Century Fox, Inc., Class B	(a)	36,228,659

	Office Automation & Equipment – 1.29%
789,380	Pitney Bowes, Inc.	(a)	20,515,986

	Private Equity – 0.87%
414,220	The Blackstone Group LP		13,772,815

	Publishing - Newspapers – 2.54%
2,416,195	News Corp., Class B*	(a)	40,350,457

	REITS - Diversified – 3.14%
676,300	Crown Castle International Corp.	(a)	49,897,414

	Resorts / Theme Parks – 0.87%
346,260	Six Flags Entertainment Corp.		13,902,339

	Retail - Apparel / Shoes – 0.67%
291,790	Urban Outfitters, Inc.*		10,641,581

	Retail - Consumer Electronics – 0.80%
484,020	Best Buy Co., Inc.		12,782,968

	Retail - Discount – 3.55%
322,250	Costco Wholesale Corp.	(a)	35,988,880

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2014 Fair Value

	Common Stock – (continued)
	United States – (continued)
	Retail - Discount (continued)
390,492	Dollar Tree, Inc.*	(a)	$20,375,873
			56,364,753

	Retail - Home Furnishings – 0.89%
191,430	Restoration Hardware Holdings, Inc.*		14,087,334

	Retail - Major Department Store – 0.68%
173,930	Nordstrom, Inc.	(a)	10,861,929

	Retail - Miscellaneous / Diversified – 0.54%
254,615	The Container Store Group, Inc.*		8,644,179

	Retail - Restaurants – 3.04%
562,760	Dunkin’ Brands Group, Inc.	(a)	28,239,297
227,462	Potbelly Corp.*		4,064,746
217,180	Starbucks Corp.	(a)	15,936,668
			48,240,711

	Retail - Sporting Goods – 0.98%
237,123	Cabela’s, Inc.*		15,533,928

	Semiconductor Equipment – 4.45%
2,409,530	Applied Materials, Inc.	(a)	49,202,602
1,083,330	Teradyne, Inc.	(a)	21,547,434
			70,750,036

	Television – 3.92%
1,007,780	CBS Corp., Class B–Non Voting	(a)	62,280,804

	Web Portals / ISP – 1.49%
659,670	Yahoo!, Inc.*		23,682,153
	Total United States (Cost $1,371,376,511)		$1,490,147,749

	China – 10.36%
	E-Commerce / Products – 1.11%
118,390	Vipshop Holdings, Ltd. - Sponsored ADR*		17,675,627

	E-Commerce / Services – 1.09%
252,900	Soufun Holdings, Ltd. - Sponsored ADR*		17,303,418

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (continued)

Shares			March 31, 2014 Fair Value

	Common Stock – (continued)
	China – (continued)
	Gas - Distribution – 1.42%
3,241,000	ENN Energy Holdings, Ltd.		$22,582,821

	Internet Application Software – 1.38%
315,100	Tencent Holdings, Ltd.		21,915,092

	Internet Connective Services – 0.34%
189,810	21Vianet Group, Inc. - Sponsored ADR*		5,447,547

	Internet Security – 1.25%
200,260	Qihoo 360 Technology Co., Ltd. - Sponsored ADR*		19,941,891

	Web Portals / ISP – 3.77%
392,967	Baidu, Inc. - Sponsored ADR*	(a)	59,880,311
	Total China (Cost $168,284,237)		$164,746,707

	Hong Kong – 6.39%
	Alternative Waste Technology – 2.80%
32,469,633	China Everbright International, Ltd.		44,453,438

	Casino Hotels – 3.59%
6,565,000	Galaxy Entertainment Group, Ltd.*		57,084,754
	Total Hong Kong (Cost $46,903,574)		$101,538,192

	Japan – 11.47%
	Commercial Banks - Non U.S. – 0.90%
3,163,536	Sumitomo Mitsui Trust Holdings, Inc.		14,314,558

	E-Commerce / Products – 3.11%
3,695,281	Rakuten, Inc.		49,408,383

	Electronic Components - Miscellaneous – 1.74%
1,578,000	Alps Electric Co., Ltd.		18,861,850
974,441	Minebea Co., Ltd.		8,685,952
			27,547,802
	Finance - Leasing Company – 0.73%
823,470	ORIX Corp.		11,618,034

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares		March 31, 2014 Fair Value

	Common Stock – (continued)
	Japan – (continued)
	Finance - Other Services – 3.32%
2,157,640	Japan Exchange Group, Inc.	$52,753,823

	Resorts / Theme Parks – 0.61%
63,875	Oriental Land Co., Ltd.	9,737,552

	Retail - Vision Service Center – 0.33%
174,950	Jin Co., Ltd.	5,240,689

	Transport - Truck – 0.73%
537,801	Yamato Holdings Co., Ltd.	11,613,834
	Total Japan (Cost $174,659,976)	$182,234,675

	Switzerland – 1.41%
	Diversified Manufacturing Operations – 1.41%
283,380	Pentair, Ltd. - Registered	22,483,369
	Total Switzerland (Cost $21,612,183)	$22,483,369

	Total Common Stock (Cost $1,782,836,481)	$1,961,150,692

	Total Investments in Securities (Cost $1,782,836,481) – 123.38%	$1,961,150,692

	Other Liabilities in Excess of Assests – (23.38%)	(371,583,326)

	Members’ Capital – 100.00%	$1,589,567,366

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**	Includes $175,415,230 invested in a BNY Mellon Money Market Account, which is 11.04% of net assets and foreign currency with a U.S. Dollar value $14,819,067 held in BNY Mellon Money Market Accounts, which are 0.93% of net assets.

At December 31, 2013, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $1,752,467,291 and $538,917,714, respectively.

For Federal income tax purposes, at December 31, 2013, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $311,079,092, consisting of $379,455,332 gross unrealized gain and $68,376,240 gross unrealized loss.

ADR	American Depository Receipt

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		March 31, 2014 Fair Value

	Securities Sold, Not Yet Purchased – 37.75%
	Common Stock – 37.75%
	United States – 23.98%
	Beverages - Non-Alcoholic – 1.03%
422,590	The Coca-Cola Co.	$16,337,329

	Commercial Services – 0.43%
334,180	Weight Watchers International, Inc.	6,864,057

	Commercial Services - Finance – 0.71%
687,850	The Western Union Co.	11,253,226

	Computer Services – 1.49%
123,430	International Business Machines Corp.	23,759,041

	Cruise Lines – 0.67%
281,480	Carnival Corp.	10,656,833

	Diagnostic Kits – 0.24%
110,720	Alere, Inc.	3,803,232

	Electric - Integrated – 2.16%
164,790	Hawaiian Electric Industries, Inc.	4,188,962
191,410	Pinnacle West Capital Corp.	10,462,470
514,840	Public Service Enterprise Group, Inc.	19,635,998
		34,287,430

	Electronic Components - Semiconductors – 4.09%
357,270	Cree, Inc.	20,207,191
751,810	Intel Corp.	19,404,216
535,210	Micron Technology, Inc.	12,663,069
268,790	Texas Instruments, Inc.	12,673,448
		64,947,924
	Food - Miscellaneous / Diversified – 1.74%
322,120	General Mills, Inc.	16,692,259
175,720	Kellogg Co.	11,019,401
		27,711,660
	Recreational Centers – 1.03%
340,870	Life Time Fitness, Inc.	16,395,847

	Registered Investment Company – 2.08%
197,640	iShares US Real Estate ETF	13,374,299

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2014 Fair Value

	Securities Sold, Not Yet Purchased – (continued)
	United States – (continued)
	Registered Investment Company (continued)
474,520	Utilities Select Sector SPDR Fund	$19,673,599
		33,047,898

	REITS - Diversified – 1.08%
172,620	Digital Reality Trust, Inc.	9,162,670
81,400	Vornado Realty Trust	8,022,784
		17,185,454

	REITS - Office Property – 0.89%
343,140	Mack-Cali Realty Corp.	7,133,881
409,370	Piedmont Office Realty Trust, Inc., Class A	7,020,695
		14,154,576

	Rental Auto / Equipment – 0.60%
357,670	Rent-A-Center, Inc.	9,514,022

	Retail - Apparel / Shoes – 0.82%
283,030	The Buckle, Inc.	12,962,774

	Security Services – 1.42%
755,630	The ADT Corp.	22,631,118

	Telecommunication Equipment Fiber Optics – 1.33%
1,015,930	Corning, Inc.	21,151,663

	Telephone - Integrated – 1.59%
718,800	AT&T, Inc.	25,208,316

	Web Hosting / Design – 0.58%
283,450	Rackspace Hosting, Inc.	9,302,829
	Total United States (Proceeds $372,425,831)	$381,175,229

	Canada – 0.81%
	Computers - Integrated Systems – 0.81%
417,489	CGI Group, Inc., Class A	12,909,532
	Total Canada (Proceeds $12,565,394)	$12,909,532

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2014 Fair Value

	Common Stock – (continued)
	China – 2.80%
	Computers – 1.15%
16,532,000	Lenovo Group, Ltd.	$18,264,579

	Electric - Generation – 0.22%
2,796,482	Datang International Power Generation Co., Ltd., Class H	1,020,239
2,622,000	Huaneng Power International, Inc., Class H	2,508,072
		3,528,311
	Electronic Components - Miscellaneous – 0.70%
2,143,030	AAC Technologies Holdings, Inc.	11,092,189

	Metal - Aluminum – 0.12%
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	1,851,998

	Metal Processors & Fabrication – 0.19%
9,732,000	China Zhongwang Holdings, Ltd.	3,048,680

	Web Portals / ISP – 0.42%
102,800	Sohu.com, Inc.	6,691,252
	Total China (Proceeds $46,607,121)	$44,477,009

	Hong Kong – 2.13%
	Audio / Video Products – 0.15%
4,381,993	Skyworth Digital Holdings, Ltd.	2,406,494

	Distribution / Wholesale – 1.13%
12,131,000	Li & Fung, Ltd.	17,921,926

	Electric - Integrated – 0.85%
1,795,500	CLP Holdings, Ltd.	13,540,812
	Total Hong Kong (Proceeds $35,391,959)	$33,869,232

	India – 1.31%
	Computer Services – 1.31%
382,600	Infosys, Ltd. - Sponsored ADR	20,729,268
	Total India (Proceeds $19,284,434)	$20,729,268

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		March 31, 2014 Fair Value

	Common Stock – (continued)
	Ireland – 1.22%
	Computers - Memory Devices – 1.22%
346,000	Seagate Technology PLC	$19,431,360
	Total Ireland (Proceeds $17,158,032)	$19,431,360

	Japan – 2.98%
	Chemicals - Diversified – 0.45%
632,391	Kuraray Co., Ltd.	7,245,810

	Electronic Components - Semiconductors – 0.40%
141,300	Rohm Co., Ltd.	6,318,166

	Office Automation & Equipment – 1.78%
912,000	Canon, Inc.	28,257,964

	Printing - Commercial – 0.35%
581,600	Dai Nippon Printing Co., Ltd.	5,585,215
	Total Japan (Proceeds $49,266,339)	$47,407,155

	South Korea – 0.35%
	Electronic Components - Miscellaneous – 0.35%
445,059	LG Display Co., Ltd. - Sponsored ADR	5,563,237
	Total South Korea (Proceeds $5,593,052)	$5,563,237

	Switzerland – 0.93%
	Computers - Peripheral Equipment – 0.93%
990,052	Logitech International SA	14,741,874
	Total Switzerland (Proceeds $13,954,574)	$14,741,874

	Taiwan – 1.24%
	Electronic Components - Miscellaneous – 0.32%
1,459,100	AU Optronics Corp. - Sponsored ADR	5,077,668

	Semiconductor Components - Integrated Circuits – 0.92%
1,032,137	Siliconware Precision Industries Co. - Sponsored ADR	6,863,711

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		March 31, 2014 Fair Value

	Common Stock – (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits (continued)
3,718,433	United Microelectronics Corp. - Sponsored ADR	$7,734,341
		14,598,052
	Total Taiwan (Proceeds $20,869,240)	$19,675,720

	Total Common Stock (Proceeds $593,115,976)	$599,979,616

	Total Securities Sold, Not Yet Purchased (Proceeds $593,115,976)	$599,979,616

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

			March 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (0.29%)
	Total Return Swap Contracts - Long - 0.22%
	United States – (0.01%)
	Semiconductor Components - Integrated Circuits - 0.04%
$93,800,344	6/2/2014	QUALCOMM, Inc.	$654,367

		Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - (0.05%)
53,157,311	6/2/2014	Google, Inc., Class A	(822,284)

		Agreement with Morgan Stanley, dated 07/08/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.
	Total United States		$(167,917)

	Brazil – 0.02%
	Retail - Drug Store - 0.02%
2,621,765	5/28/2015	Raia Drogasil S.A.	261,774

		Agreement with Morgan Stanley, dated 05/22/2013 to receive the total return of the shares of Raia Drogasil S.A. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total Brazil		$261,774

	Japan – 0.03%
	Television - 0.03%
8,460,255	12/22/2014	Nippon Television Holdings	437,587

		Agreement with Morgan Stanley, dated 06/10/2013 to receive the total return of the shares of Nippon Television Holdings in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.
	Total Japan		$437,587

	South Korea – 0.20%
	Electronic Components - Semiconductors - 0.16%
39,616,838	12/29/2015	Samsung Electronics Co., Ltd.	2,383,812

		Agreement with Morgan Stanley, dated 12/23/2009 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			March 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	South Korea – (continued)
	Electronic Components - Semiconductors - (continued)
$4,208,179	3/31/2016	Samsung Electronics Co., Ltd.	$253,183

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of Samsung Electronics Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			2,636,995

	Web Portals / ISP - (0.02%)
20,383,908	3/31/2016	NAVER Corp.	(376,485)

		Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NAVER Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

	Wireless Equipment - 0.06%
12,585,471	12/29/2015	Samsung SDI Co., Ltd.	1,018,866

		Agreement with Morgan Stanley, dated 07/18/2013 to receive the total return of the shares of Samsung SDI Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
	Total South Korea		$3,279,376

	Taiwan – (0.00%)
	Retail - Restaurants - (0.00%)
11,212,023	1/23/2015	Gourmet Master Co., Ltd.	(6,186)

		Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.
	Total Taiwan		$(6,186)

	United Kingdom – (0.02%)
	Hotels & Motels - (0.02%)
35,872,238	12/11/2014	Whitbread PLC	(262,801)

		Agreement with Morgan Stanley, dated 06/21/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail/Discounts - 0.00%
10,016,869	12/11/2014	Poundland Group PLC	3,545

		Agreement with Morgan Stanley, dated 03/12/2014 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.
	Total United Kingdom		$(259,256)

	Total Return Swap Contracts - Long		$3,545,378

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			March 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.51%)
	Belgium – (0.02%)
	Food - Retail - (0.02%)
$12,120,917	1/5/2016	Delhaize Group	$(343,187)

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Delhaize Group in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Belgium		$(343,187)

	Japan - (0.25%)
	Audio / Video Products - (0.04%)
11,488,002	12/22/2014	Sharp Corp.	(659,329)

		Agreement with Morgan Stanley, dated 08/03/2012 to deliver the total return of the shares of Sharp Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.45%.

	Building Products - Doors & Windows - (0.02%)
15,093,065	12/22/2014	Asahi Glass Co., Ltd.	(259,933)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of Asahi Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Capacitors - (0.03%)
15,997,688	12/22/2014	Taiyo Yuden Co., Ltd.	(408,693)

		Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.91%.

	Chemicals - Diversified - (0.01%)
875,121	12/22/2014	Nitto Denko Corp.	(90,778)

		Agreement with Morgan Stanley, dated 08/03/2011 to deliver the total return of the shares of Nitto Denko Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

			March 31, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous - (0.10%)
$9,548,624	12/22/2014	NEC Corp.	$(210,674)

		Agreement with Morgan Stanley, dated 07/30/2012 to deliver the total return of the shares of NEC Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

14,861,561	12/22/2014	Nippon Electric Glass Co., Ltd.	(1,279,534)

		Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

12,004,105	12/22/2014	Toshiba Corp.	(225,918)

		Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(1,716,126)

	Electronic Components - Semiconductors - (0.02%)
3,996,950	12/22/2014	Nippon Chemi-Con Corp.	(236,599)

		Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Internet Content - Entertainment - (0.01%)
3,860,582	12/22/2014	Gree, Inc.	(110,525)

		Agreement with Morgan Stanley, dated 06/07/2013 to deliver the total return of the shares of Gree, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Japan – (continued)
	Office Automation & Equipment - (0.02%)
$12,233,596	12/22/2014	Ricoh Co., Ltd.	$(395,622)

		Agreement with Morgan Stanley, dated 05/24/2012 to deliver the total return of the shares of Ricoh Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Photo Equipment & Supplies - (0.00%)
13,667,555	12/22/2014	Nikon Corp.	(73,090)

		Agreement with Morgan Stanley, dated 10/29/2013 to deliver the total return of the shares of Nikon Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Japan		$(3,950,695)

	Netherlands – (0.01%)
	Food - Retail - (0.01%)
10,819,614	1/5/2016	Koninklijke (Royal) KPN NV	(222,346)

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Koninklijke (Royal) KPN NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Netherlands		$(222,346)

	South Korea – (0.04%)
	Electric Products - Miscellaneous - (0.05%)
16,139,968	12/29/2015	LG Electronics, Inc.	(472,353)

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.44%.

1,470,575	12/29/2015	LG Innotek Co., Ltd.	(45,348)

		Agreement with Morgan Stanley, dated 05/02/2012 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	South Korea – (continued)
	Electric Products - Miscellaneous - (continued)
$12,540,596	3/31/2016	LG Innotek Co., Ltd.	$(386,716)

		Agreement with Morgan Stanley, dated 11/10/2011 to deliver the total return of the shares of LG Innotek Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.
			(904,417)

	Electronic Components - Miscellaneous - (0.05%)
12,396,437	12/29/2015	Samsung Electro - Mechanics Co., Ltd.	(718,054)

		Agreement with Morgan Stanley, dated 08/06/2010 to deliver the total return of the shares of Samsung Electro - Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.51%.

	Electronic Components - Semiconductors - 0.06%
18,370,030	3/31/2016	Hynix Semiconductors, Inc.	970,316

		Agreement with Morgan Stanley, dated 03/26/2010 to deliver the total return of the shares of Hynix Semiconductors, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total South Korea		$(652,155)

	Spain - (0.00%)
	Finance - Investment Banker / Broker - (0.00%)
2,704,783	1/5/2016	Bolsas y Mercados Espanoles SA	(38,618)

		Agreement with Morgan Stanley, dated 12/30/2013 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total Spain		$(38,618)

	Taiwan - (0.17%)
	Computers - (0.08%)
17,198,003	1/23/2015	Asustek Computer, Inc.	(607,081)

		Agreement with Morgan Stanley, dated 03/28/2011 to deliver the total return of the shares of Asustek Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.11%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Computers - (continued)
$4,652,870	1/23/2015	Compal Electronics, Inc.	$(418,115)

		Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.

9,493,365	1/23/2015	Quanta Computer, Inc.	(63,026)

		Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Quanta Computer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.75%.

3,550,603	1/23/2015	Wistron Corp.	(66,687)

		Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Wistron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.98%.
			(1,154,909)

	Computers - Peripheral Equipment - (0.01%)
9,160,506	1/23/2015	Innolux Corp.	(218,548)

		Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.25%.

	Electronic Components - Miscellaneous - (0.04%)
8,379,757	1/23/2015	AU Optronics Corp.	(276,235)

		Agreement with Morgan Stanley, dated 07/26/2012 to deliver the total return of the shares of AU Optronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.50%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Electronic Components - Miscellaneous - (continued)
$16,883,221	1/23/2015	Hon Hai Precision Industry Co., Ltd.	$(185,510)

		Agreement with Morgan Stanley, dated 01/08/2013 to deliver the total return of the shares of Hon Hai Precision Industry Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

5,532,913	1/23/2015	TPK Holding Co., Ltd.	(92,975)

		Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 9.98%.

1,509,563	1/23/2015	Wintek Corp.	(855)

		Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.00%.
			(555,575)

	Electronic Components - Semiconductors - (0.00%)
3,556,018	1/23/2015	Epistar Corp.	(75,384)

		Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.75%.

1,345,262	1/23/2015	MediaTek, Inc.	(1,454)

		Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.25%.
			(76,838)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Metal Processors & Fabrication - (0.00%)
$6,506,060	1/23/2015	Catcher Technology Co., Ltd.	$(18,138)

		Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

	Photo Equipment & Supplies - (0.02%)
5,525,888	1/23/2015	Largan Precision Co., Ltd.	(309,102)

		Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.50%.

	Semiconductor Components - Integrated Circuits - (0.02%)
9,907,904	1/23/2015	Novatek Microelectronics Corp.	(116,740)

		Agreement with Morgan Stanley, dated 07/19/2013 to deliver the total return of the shares of Novatek Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.85%.

10,274,249	1/23/2015	Powertech Technology, Inc.	9,705

		Agreement with Morgan Stanley, dated 11/09/2011 to deliver the total return of the shares of Powertech Technology, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.50%.

5,664,014	1/23/2015	Realtek Semiconductor Corp.	(173,090)

		Agreement with Morgan Stanley, dated 09/11/2009 to deliver the total return of the shares of Realtek Semiconductor Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.50%

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		March 31, 2014 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Taiwan - (continued)
	Semiconductor Components - Integrated Circuits - (continued)
$1,474,324	1/23/2015	United Microelectronics Corp.	$(23,542)

		Agreement with Morgan Stanley, dated 08/08/2013 to deliver the total return of the shares of United Microelectronics Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.30%.
			(303,667)
	Total Taiwan		$(2,636,777)

	United Kingdom – (0.02%)
	Food - Retail - (0.02%)
22,608,185	12/11/2014	Tesco PLC	(225,128)

		Agreement with Morgan Stanley, dated 04/17/2013 to deliver the total return of the shares of Tesco PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

7,068,609	12/11/2014	WM Morrison Supermarkets PLC	(102,174)

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(327,302)

	Publishing - Periodicals - (0.00%)
2,513,569	12/11/2014	UBM PLC	(10,431)

		Agreement with Morgan Stanley, dated 12/16/2013 to deliver the total return of the shares of UBM PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
	Total United Kingdom		$(337,733)

	Total Return Swap Contracts - Short		$(8,181,511)

	Total Swap Contracts		$(4,636,133)

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Company’s investment at fair value

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices
Common Stock	$1,961,150,692	$599,979,616	—

Level 2 - Other Significant
Observable Inputs
Total Return Swaps	—	—	(4,636,133)

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$1,961,150,692	$599,979,616	$(4,636,133)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date	5/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney
Bryan McKigney, Principal Executive Officer (principal executive officer)

Date	5/9/2014

By (Signature and Title)*	/s/ Vineet Bhalla
Vineet Bhalla, Chief Financial Officer (principal financial officer)

Date	5/9/2014

* Print the name and title of each signing officer under his or her signature.